Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Accounts receivable	66,399	44,493	6,135
Allowance for doubtful accounts	6,892	6,892	950
Accounts receivable, net	59,507	37,601	5,185